Non-financial Assets and Liabilities - Summary of Provisions (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Jun. 30, 2020
Disclosure Of Other Provisions [Line Items]
Current provisions	$ 18,307	$ 29,197
Non-current provisions	19,441	27,563
Total provisions	37,748	56,760
Contingent Consideration
Disclosure Of Other Provisions [Line Items]
Current provisions	10,933	19,699
Non-current provisions	17,163	25,467
Total provisions	28,096	45,166
Employee Benefits
Disclosure Of Other Provisions [Line Items]
Current provisions	3,624	5,748
Non-current provisions	113	83
Total provisions	3,737	5,831
Provision for License Agreements
Disclosure Of Other Provisions [Line Items]
Current provisions	3,750	3,750
Non-current provisions	2,165	2,013
Total provisions	$ 5,915	$ 5,763